LONG-TERM DEBT - Additional Disclosures (Details) - USD ($)	1 Months Ended
	Jul. 31, 2014	Mar. 31, 2015	Dec. 31, 2014	Jun. 30, 2013
5.5% Senior Notes
Debt Instrument [Line Items]
Senior unsecured notes		$ 300,000,000	$ 300,000,000
7.5% Senior Notes
Debt Instrument [Line Items]
Senior unsecured notes		300,000,000	$ 300,000,000
Senior Notes
Debt Instrument [Line Items]
Debt defaults		$ 0
Senior Notes | 5.5% Senior Notes
Debt Instrument [Line Items]
Stated interest rate		5.50%	5.50%
Senior Notes | 7.5% Senior Notes
Debt Instrument [Line Items]
Stated interest rate		7.50%	7.50%
Revolving credit facility
Debt Instrument [Line Items]
Borrowing capacity		$ 700,000,000.0
Debt defaults		0
Revolving credit facility | Accordion provision
Debt Instrument [Line Items]
Borrowing capacity		$ 200,000,000.0
Finance Corp.
Debt Instrument [Line Items]
Cumulative percentage ownership in subsidiary	100.00%
Summit Holdings and Finance Corporation | Senior Notes | 5.5% Senior Notes
Debt Instrument [Line Items]
Senior unsecured notes	$ 300,000,000.0
Stated interest rate	5.50%
Summit Holdings and Finance Corporation | Senior Notes | 7.5% Senior Notes
Debt Instrument [Line Items]
Senior unsecured notes				$ 300,000,000.0
Stated interest rate				7.50%